Reinsurance (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Premiums
Direct	$ 962	$ 1,011	$ 1,144
Assumed from other companies	0	0	0
Ceded to other companies	(329)	(369)	(358)
Premiums	633	642	786
Life, accident and health insurance in force
Direct	291,984	275,404	260,465
Assumed from other companies	2	2	5
Ceded to other companies	(62,714)	(61,674)	(60,976)
Life, accident and health insurance	$ 229,272	$ 213,732	$ 199,494